Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 9/19/2025 3:43:19 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
223007287		3158618268			Initial Rate Lock Date	[Redacted}	[Redacted}	Verified	Field value reflects source document
223395468		3158618272			Investor: Qualifying Total Debt Ratio	[Redacted}	[Redacted}	Verified	Field Value DTI is lower than Tape value due to Lender used higher PITIA than verified by audit. Higher taxes used to qualify due on new construction.
223395468		3158618272			Initial Rate Lock Date	[Redacted}	[Redacted}	Verified	Field value reflects source document
223519764		3158618273			Initial Rate Lock Date	[Redacted}	[Redacted}	Verified	Field value reflects source document
223519857		3158618324			Initial Rate Lock Date	[Redacted}	[Redacted}	Verified	Field value reflects source document
223519859		3158618325			Initial Rate Lock Date	[Redacted}	[Redacted}	Verified	Field value reflects source document